FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities:		$ 0
Investment in MGM Resorts International	$ 297,643,000	347,975,000
Other non-current assets	294,860,000	247,746,000
Total	5,192,735,000	731,159,000
Contingent consideration arrangement	0	(6,918,000)
MGM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MGM Resorts International	1,860,158,000	0
Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	3,734,249,000	699,589,000
Contingent consideration arrangement	0	0
Quoted Market Prices in Active Markets for Identical Assets (Level 1) | MGM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MGM Resorts International	1,860,158,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,453,210,000	23,075,000
Contingent consideration arrangement	0	0
Significant Other Observable Inputs (Level 2) | MGM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MGM Resorts International	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	5,276,000	8,495,000
Contingent consideration arrangement	0	(6,918,000)
Significant Unobservable Inputs (Level 3) | MGM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MGM Resorts International	0
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	1,874,091,000	699,589,000
Money market funds | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	1,874,091,000	699,589,000
Money market funds | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0	0
Money market funds | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0	0
Treasury discount notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	1,224,966,000
Marketable debt securities:	224,979,000
Treasury discount notes | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0
Marketable debt securities:	0
Treasury discount notes | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	1,224,966,000
Marketable debt securities:	224,979,000
Treasury discount notes | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0
Marketable debt securities:	0
Time deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	3,265,000	23,075,000
Time deposits | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0	0
Time deposits | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	3,265,000	23,075,000
Time deposits | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents:	0	0
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities:		8,495,000
Other non-current assets	5,276,000
Warrant | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities:		0
Other non-current assets	0
Warrant | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities:		0
Other non-current assets	0
Warrant | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities:		$ 8,495,000
Other non-current assets	$ 5,276,000